Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Wages, salaries and bonus	¥ 26,378	¥ 37,412	¥ 26,074
Other social security costs, housing benefits and other employee benefits	4,633	6,262	7,267
Pension costs - defined contribution plans	385	374	359
Share-based payment	0	(2,294)	(19,049)
Total	¥ 31,396	¥ 41,754	¥ 14,651